Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful Life	June 30, 2022	September 30, 2021
Licenses and banking infrastructure(1)	10 Years	$—	$14,085,402
Trade names	3 Years	784,246	—
Regulatory licenses	3 Years	138,751	—
Technology	5 Years	10,300,774	—
Software	3 Years	11,237	—
		11,235,008	14,085,402
Less: accumulated amortization		(2,567,012)	(469,286)
		$8,667,996	$13,616,116

(1)      In February 2022, a third party valuation report in connection with the acquisition of Match was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.

	Useful Life	September 30, 2021
License and banking infrastructure	10 Years	$14,085,402
Less: accumulated amortization		(469,286)
		$13,616,116

Schedule of amortization of intangible assets attributable to future periods
For the Twelve-month Period Ending June 30:	Amortization Amount
2023	$2,371,566
2024	2,345,927
2025	2,062,027
2026	1,888,476
2027 and thereafter	—
$8,667,996

For the twelve-month period ending September 30:	Amortization amount
2022	$1,408,540
2023	1,408,540
2024	1,408,540
2025	1,408,540
2026 and thereafter	7,981,956
$13,616,116